S000069536 [Member] Average Annual Total Returns		12 Months Ended	51 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P SmallCap 600 Sustainability Screened Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.82%	14.30%
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	15.31%
iShares ESG Select Screened S&P Small-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.61%	13.96%
Performance Inception Date			Sep. 22, 2020
iShares ESG Select Screened S&P Small-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.96%	13.41%
iShares ESG Select Screened S&P Small-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.91%	10.96%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.